Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	¥ 3,529,679		¥ 4,434,525	¥ 7,097,938	$ 483,564
Short-term investments	941,610		941,738		129,000
Accounts receivable, net	2,191,178		2,169,042		300,190
Licensed copyrights, net	388,718		582,521		53,254
Prepayments and other assets	2,192,928		2,794,259		300,430
Total current assets	9,527,236		12,635,229		1,305,226
Non-current assets:
Fixed assets, net	877,982		863,813		120,283
Long-term investments	2,108,477		2,260,785		288,860
Licensed copyrights, net	6,930,053		6,966,508		949,413
Produced content, net	14,707,869		13,376,985		2,014,970
Operating lease assets	609,832		683,897		83,547
Goodwill	3,820,823		3,820,823	3,826,147	523,451	$ 523,451
Total non-current assets	36,233,289		31,959,145		4,963,940
Total assets	45,760,525		44,594,374		6,269,166
Current liabilities:
Customer advances and deferred revenue	4,403,686		4,373,208		603,303
Short-term loans	3,786,901		3,571,637		518,803
Long-term loans, current portion	167,987		2,000		23,014
Operating lease liabilities, current portion	96,675		100,883		13,244
Total current liabilities	21,477,333		22,341,534		2,942,382
Non-current liabilities:
Long-term loans	1,036,835		97,990		142,046
Operating lease liabilities	461,974		523,747		63,290
Total non-current liabilities	10,909,428		10,067,925		1,494,586
Revenues	29,225,238	$ 4,003,841	31,872,651	28,997,548
Cost of revenues	(21,953,582)	(3,007,628)	(23,102,492)	(22,319,315)
Net income	790,589	108,310	1,952,554	(117,776)
Net cash provided by/(used for) operating activities	2,110,057	289,075	3,351,600	(70,569)
Net cash provided by/(used for) operating activities	(2,444,870)	(334,945)	(1,739,515)	265,980
Net cash provided by/(used for) operating activities	(1,370,121)	(187,705)	(4,285,072)	4,468,863
Variable Interest Entities
Current assets:
Cash and cash equivalents	803,720		2,832,913		110,109
Short-term investments	738,561		333,191		101,182
Accounts receivable, net	2,117,491		2,061,497		290,095
Licensed copyrights, net	193,365		361,225		26,491
Prepayments and other assets	2,138,706		2,603,639		293,002
Total current assets	5,991,843		8,192,465		820,879
Non-current assets:
Fixed assets, net	607,502		600,586		83,227
Long-term investments	1,577,992		1,712,915		216,184
Licensed copyrights, net	1,656,880		1,951,329		226,992
Produced content, net	13,418,428		12,349,284		1,838,317
Operating lease assets	486,719		545,894		66,680
Goodwill	2,345,466		2,345,466		321,328
Others	1,156,455		745,107		158,434
Total non-current assets	21,249,442		20,250,581		2,911,162
Total assets	27,241,285		28,443,046		3,732,041
Current liabilities:
Accounts payable	3,422,348		3,197,634		468,860
Customer advances and deferred revenue	4,212,168		4,234,384		577,065
Short-term loans	1,433,031		2,292,845		196,324
Long-term loans, current portion	63,997		0		8,768
Operating lease liabilities, current portion	78,079		83,575		10,697
Accrued expenses and other liabilities	3,226,119		2,641,951		441,976
Total current liabilities	12,435,742		12,450,389		1,703,690
Non-current liabilities:
Long-term loans	935,455		0		128,157
Operating lease liabilities	433,549		485,139		59,396
Other non-current liabilities	980,001		1,037,634		134,260
Total non-current liabilities	2,349,005		1,522,773		321,813
Amounts due to the Company and its subsidiaries	19,093,453		21,712,172		2,615,792
Total liabilities	33,878,200		35,685,334		$ 4,641,295
Revenues	27,576,488	3,777,963	29,783,468	26,966,013
Cost of revenues	(22,834,288)	(3,128,285)	(24,439,915)	(22,989,890)
Net income	492,482	67,470	824,015	334,414
Net cash provided by/(used for) operating activities	(2,024,567)	(277,365)	831,956	275,422
Net cash provided by/(used for) operating activities	(466,579)	(63,921)	251,794	547,231
Net cash provided by/(used for) operating activities	461,953	63,287	(141,212)	79,733
Variable Interest Entities | Third-Party
Non-current liabilities:
Revenues	27,218,410	3,728,907	29,432,773	26,781,187
Cost of revenues	(14,847,818)	(2,034,143)	(16,776,185)	(15,746,144)
Variable Interest Entities | Inter-Group
Non-current liabilities:
Revenues	358,078	49,056	350,695	184,826
Cost of revenues	¥ (7,986,470)	$ (1,094,142)	¥ (7,663,730)	¥ (7,243,746)